AlphaCenttric Income Opportunities Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric Income Opportunities Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on September 23, 2016, (SEC Accession No. 0001580642-16-011147).